12. Purchase of Corporate Interest: Schedule of Finite-Lived Intangible Assets Acquired, PrestoCorp (Details)	9 Months Ended
Sep. 30, 2017 USD ($)
Finite-lived Intangible Assets Acquired	$ 1,080,000
Technology-Based Intangible Assets
Finite-lived Intangible Assets Acquired	$ 520,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Customer Relationships
Finite-lived Intangible Assets Acquired	$ 300,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Marketing-Related Intangible Assets
Finite-lived Intangible Assets Acquired	$ 260,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years